Property and Equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Successor [Member]
Property, Plant and Equipment [Line Items]
Total	$ 157
Less: accumulated depreciation and amortization	(4)
Total Property and Equipment, Net	153
Successor [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	139
Successor [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	11
Successor [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	6
Successor [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Total		$ 1,213
Less: accumulated depreciation and amortization		(1,011)
Total Property and Equipment, Net		202
Predecessor [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		992
Predecessor [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total		185
Predecessor [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		28
Predecessor [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Total		$ 8